Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 194,808	$ 185,146
Work in process	74,250	76,084
Finished goods	751,027	640,355
Health care supplies	186,687	195,519
Inventories	$ 1,206,772	$ 1,097,104